UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. James Investment Company
Address: 2716 Fairmount Street
         Dallas, Texas  75201

13F File Number:  028-14071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Amy Burson
Title:     Chief Compliance Office
Phone:     214-484-7250

Signature, Place, and Date of Signing:

 /s/   Amy Burson     Dallas, Texas/USA     January 30, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $734,249 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      231     2830 SH       SOLE                     2830        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103      216     4000 SH       SOLE                     4000        0        0
BECTON DICKINSON & CO          COM              075887109    32946   440922 SH       SOLE                   291632        0   149290
BERKLEY W R CORP               COM              084423102    28097   817001 SH       SOLE                   574744        0   242257
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      576     7550 SH       SOLE                     6950        0      600
CAMPBELL SOUP CO               COM              134429109     2489    74870 SH       SOLE                    54850        0    20020
CENTRAL FD CDA LTD             CL A             153501101     1290    65775 SH       SOLE                    24286        0    41489
CHEVRON CORP NEW               COM              166764100      266     2500 SH       SOLE                     2500        0        0
CVS CAREMARK CORPORATION       COM              126650100    32154   788468 SH       SOLE                   548147        0   240321
DIAGEO P L C                   SPON ADR NEW     25243Q205      206     2355 SH       SOLE                     2355        0        0
DORCHESTER MINERALS LP         COM UNIT         25820R105      425    18756 SH       SOLE                     7855        0    10901
ENTERPRISE PRODS PARTNERS L    COM              293792107      485    10450 SH       SOLE                     9936        0      514
EXELON CORP                    COM              30161N101    45856  1057315 SH       SOLE                   724911        0   332404
EXXON MOBIL CORP               COM              30231G102    59311   699755 SH       SOLE                   456922        0   242833
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     6886   365491 SH       SOLE                   205669        0   159822
ISHARES TR                     BARCLYS 1-3 YR   464287457      421     4980 SH       SOLE                     4980        0        0
JOHNSON & JOHNSON              COM              478160104    50791   774489 SH       SOLE                   513021        0   261468
KRAFT FOODS INC                CL A             50075N104    25293   677007 SH       SOLE                   483861        0   193146
MEDTRONIC INC                  COM              585055106    40999  1071860 SH       SOLE                   705479        0   366381
MICROSOFT CORP                 COM              594918104    50638  1950633 SH       SOLE                  1335418        0   615215
MOLSON COORS BREWING CO        CL B             60871R209    31474   722875 SH       SOLE                   508046        0   214829
NOVARTIS A G                   SPONSORED ADR    66987V109    39655   693631 SH       SOLE                   482732        0   210899
PAYCHEX INC                    COM              704326107    30004   996468 SH       SOLE                   674136        0   322332
PFIZER INC                     COM              717081103      283    13085 SH       SOLE                    13085        0        0
PROCTER & GAMBLE CO            COM              742718109    52034   780001 SH       SOLE                   541955        0   238046
SPECTRA ENERGY CORP            COM              847560109    34794  1131510 SH       SOLE                   763501        0   368009
SPROTT PHYSICAL GOLD TRUST     UNIT             85207H104    12964   936709 SH       SOLE                   816558        0   120151
SYSCO CORP                     COM              871829107    30188  1029238 SH       SOLE                   668904        0   360334
TOTAL S A                      SPONSORED ADR    89151E109    33491   655275 SH       SOLE                   399172        0   256103
VALERO ENERGY CORP NEW         COM              91913Y100      632    30000 SH       SOLE                        0        0    30000
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      350     4335 SH       SOLE                     4335        0        0
WAL MART STORES INC            COM              931142103    50882   851438 SH       SOLE                   580666        0   270772
WASTE MGMT INC DEL             COM              94106L109      224     6850 SH       SOLE                     6850        0        0
WESTERN UN CO                  COM              959802109    29291  1604109 SH       SOLE                  1090167        0   513942
WEYERHAEUSER CO                COM              962166104     8407   450299 SH       SOLE                   369598        0    80701